Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jan. 31, 2021	Oct. 31, 2018
Maya System Inc [Member]
Long-Term Investments (Details) [Line Items]
Equity method investment, ownership percentage							49.00%
Beijing Huaxianglianxin Technology Company [Member]
Long-Term Investments (Details) [Line Items]
Equity method investment, ownership percentage	10.00%	9.36%	9.36%
Consideration to acquire equity interest | ¥	¥ 8,521
Share of profit in equity method investment, net of tax		$ 120	¥ 790	$ 85	¥ 547
iQsim S.A. [Member]
Long-Term Investments (Details) [Line Items]
Equity method investment, ownership percentage						31.25%
Share of profit in equity method investment, net of tax | $		$ 43		$ 32